OTHER COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases	Assets pledged

(in thousands of $)	At June 30, 2018	At December 31, 2017
Book value of vessels secured against long-term loans and capital lease	1,523,800	1,555,092